Shareholder Report, Holdings (Details) - C000005459	Dec. 31, 2024
Apple
Holdings [Line Items]
Percent of Net Asset Value	6.60%
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.70%